Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Schedule of Allowance for Credit Losses [Abstract]
Allowance for expected credit losses, beginning	$ 60,994	$ 47,955	$ 30,916
Additions	51,538	40,521	30,078
Allowance for expected credit losses, ending	$ 112,532	$ 88,476	$ 60,994